FAIR VALUE MEASUREMENT (Details) $ in Millions		12 Months Ended
	Jul. 22, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Feb. 17, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Apr. 30, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average forward exchange rate		1.3140				1.3140
Unrealized gain in foreign exchange gain (loss)		$ 485,000		$ 1,421,000
Borrowed		9,383,000		0
Repayment		9,383,000		0
Standby letters of credit facility		1,500,000
Letters of credit outstanding, amount		1,350,000		100,000
RPA, receivables collected, previously sold, timing differences		764,000
Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest expense		161,000		0
Debt instrument, face value	$ 12.5
Portion of loan guaranteed (in percent)	80.00%
Term of interest only payments	12 months
Term of quarterly principal payments	10 years
Borrowed		9,400,000	$ 12.5
Repayment		9,400,000	$ 12.5
Revolving Credit Facility | Line of Credit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maximum borrowing capacity							$ 50,000,000
Outstanding borrowings		0		0
Interest expense		578,000		0
Revolving Credit Facility | Line of Credit | Subsequent Event
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maximum borrowing capacity					$ 30,000,000
CIBC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
RPA maximum amount that can be sold or outstanding		$ 75,000,000.0
RPA, amount that can be sold, face value, percent		100.00%				100.00%
RPA, Amount that can be sold, discount, percent		10.00%				10.00%
RPA, Sold and de-recognized		$ 163,354,000		86,856,000
RPA, Receivables outstanding		19,388,000		18,174,000
RPA, receivables collected, previously sold, timing differences		764,000		3,408,000
CIBC | Other Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
RPA, Discount fees		$ 414,000		347,000
RPA, Administration expense				$ 129,000
Foreign Exchange Forward | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount purchased						$ 28.8